Schedule of Investments (unaudited)
August 31, 2021
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
BAE Systems PLC	1,280,612	$ 10,004,936
Huntington Ingalls Industries, Inc.	8,943	1,825,892
Raytheon Technologies Corp.	89,394	7,577,036
		19,407,864
Automobiles — 1.6%
General Motors Co.(a)	181,660	8,903,157
Banks — 4.9%
Citigroup, Inc.	127,510	9,169,244
U.S. Bancorp	97,364	5,587,720
Wells Fargo & Co.	295,248	13,492,834
		28,249,798
Beverages — 0.9%
Coca-Cola Co.	96,143	5,413,812
Biotechnology — 0.8%
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $1,815,300)(a)(b)(c)	31,555,035	4,519,628
Capital Markets — 3.6%
Apollo Global Management, Inc.	197,779	11,823,228
Intercontinental Exchange, Inc.	36,319	4,341,210
Morgan Stanley	42,818	4,471,484
		20,635,922
Communications Equipment — 2.4%
Cisco Systems, Inc.	231,857	13,684,200
Consumer Finance — 1.0%
Capital One Financial Corp.	32,886	5,458,089
Containers & Packaging — 0.7%
Sealed Air Corp.	64,980	3,965,729
Diversified Financial Services — 0.7%
Equitable Holdings, Inc.	136,244	4,224,926
Diversified Telecommunication Services — 2.6%
AT&T Inc.	212,334	5,822,198
Verizon Communications, Inc.	163,943	9,016,865
		14,839,063
Electric Utilities — 1.5%
American Electric Power Co., Inc.	41,852	3,748,684
Edison International	79,280	4,585,555
		8,334,239
Equity Real Estate Investment Trusts (REITs) — 0.8%
CyrusOne, Inc.	6,540	503,449
PotlatchDeltic Corp.	34,609	1,797,938
Rayonier, Inc.	54,319	1,997,853
		4,299,240
Food Products — 1.6%
Danone SA	87,781	6,410,276
Kraft Heinz Co.	72,776	2,619,208
		9,029,484
Health Care Equipment & Supplies — 1.9%
Medtronic PLC	52,080	6,951,639
Zimmer Biomet Holdings, Inc.	26,823	4,035,520
		10,987,159
Health Care Providers & Services — 4.2%
Anthem, Inc.	16,008	6,005,081
Cardinal Health, Inc.	40,052	2,102,330
Cigna Corp.	18,160	3,843,564
Security	Shares	Value
Health Care Providers & Services (continued)
CVS Health Corp.	89,971	$ 7,772,595
Quest Diagnostics, Inc.	26,474	4,046,021
		23,769,591
Household Products — 1.1%
Kimberly-Clark Corp.	44,146	6,083,760
Insurance — 6.8%
American International Group, Inc.	142,504	7,775,018
Arthur J. Gallagher & Co.	11,980	1,720,568
CNA Financial Corp.	61,234	2,715,728
Fidelity National Financial, Inc.	100,358	4,900,481
MetLife, Inc.	85,615	5,308,130
Prudential Financial, Inc.	60,012	6,354,071
Prudential PLC	173,998	3,625,183
Swiss Re AG	39,558	3,637,047
Willis Towers Watson PLC	12,910	2,849,495
		38,885,721
IT Services — 1.5%
Cognizant Technology Solutions Corp., Class A	75,663	5,773,843
Fidelity National Information Services, Inc.	23,962	3,061,625
		8,835,468
Machinery — 0.7%
Komatsu Ltd.	173,100	4,210,263
Multiline Retail — 0.7%
Dollar General Corp.	18,521	4,128,516
Multi-Utilities — 2.8%
Ameren Corp.	38,449	3,372,746
CenterPoint Energy, Inc.	147,280	3,695,255
Consolidated Edison, Inc.	30,263	2,283,344
NiSource, Inc.	79,526	1,960,316
Public Service Enterprise Group, Inc.	69,412	4,438,203
		15,749,864
Oil, Gas & Consumable Fuels — 4.0%
BP PLC	2,125,847	8,648,573
ConocoPhillips	63,301	3,515,105
Marathon Petroleum Corp.	117,249	6,949,348
Williams Cos., Inc.	162,896	4,021,902
		23,134,928
Personal Products — 1.1%
Unilever PLC, ADR	111,601	6,213,944
Pharmaceuticals — 5.3%
AstraZeneca PLC	59,212	6,924,455
Bayer AG, Registered Shares	115,117	6,404,059
Johnson & Johnson	3,345	579,120
Merck & Co., Inc.	56,730	4,327,932
Pfizer, Inc.	100,022	4,608,013
Sanofi	73,091	7,575,050
		30,418,629
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.	4,820	2,396,552
Software — 1.1%
SS&C Technologies Holdings, Inc.	85,022	6,432,765
Specialty Retail — 0.3%
Ross Stores, Inc.	13,353	1,580,995

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.2%
Gildan Activewear, Inc.	104,864	$ 4,032,021
Ralph Lauren Corp.	24,330	2,825,443
		6,857,464
Tobacco — 2.1%
Altria Group, Inc.	106,908	5,369,989
British American Tobacco PLC	169,589	6,361,856
		11,731,845
Wireless Telecommunication Services — 2.0%
Rogers Communications, Inc., Class B	71,020	3,618,409
Vodafone Group PLC	4,806,324	8,072,566
		11,690,975
Total Common Stocks — 63.7% (Cost: $307,420,798)		364,073,590
		Par (000)
Equity-Linked Notes
Aerospace & Defense — 1.9%
Credit Suisse Securities (USA) LLC (Raytheon Technologies Corp.) 14.55% 10/05/21	USD	50,400	4,291,454
RBC Capital Markets LLC (BAE Systems PLC) 11.58% 09/10/21	GBP	723,600	5,469,082
RBC Capital Markets LLC (Huntington Ingalls Industries, Inc.) 22.71% 10/21/21(b)	USD	5,300	1,079,504
			10,840,040
Automobiles — 0.9%
SG Americas Securities LLC (General Motors Co.) 18.57% 09/16/21		102,600	5,074,460
Banks — 2.8%
BNP Paribas Securities Corporation (Wells Fargo & Co.) 16.00% 09/28/21		166,800	7,571,670
RBC Capital Markets LLC (Citigroup, Inc.) 22.06% 10/21/21(b)		78,100	5,634,915
SG Americas Securities LLC (U.S. Bancorp) 13.16% 09/30/21		54,100	3,090,870
			16,297,455
Beverages — 0.5%
Barclays Capital, Inc. (Coca-Cola Co.) 10.62% 09/23/21		53,400	2,996,075
Capital Markets — 2.0%
BMO Capital Markets Corp. (Morgan Stanley) 15.50% 10/07/21		24,300	2,510,648
BNP Paribas Securities Corporation (Intercontinental Exchange, Inc.) 16.06% 10/15/21(b)		21,000	2,476,740
SG Americas Securities LLC (Apollo Global Management, Inc.) 19.75% 09/30/21		110,200	6,652,947
			11,640,335
Communications Equipment — 1.3%
BMO Capital Markets Corp. (Cisco Systems, Inc.) 15.82% 10/07/21		131,300	7,557,437
Consumer Finance — 0.6%
Barclays Capital, Inc. (Capital One Financial Corp.) 23.31% 09/28/21		19,200	3,210,274
Containers & Packaging — 0.4%
RBC Capital Markets LLC (Sealed Air Corp.) 12.40% 10/12/21		36,300	2,196,082
Security		Par (000)	Value
Diversified Financial Services — 0.4%
BOFA Securities, Inc. (Equitable Holdings, Inc.) 23.79% 09/28/21	USD	79,400	$ 2,447,705
Diversified Telecommunication Services — 1.5%
BOFA Securities, Inc. (Verizon Communications, Inc.) 11.00% 10/12/21		93,000	5,065,205
Citigroup Global Markets, Inc. (AT&T Inc.) 15.50% 09/16/21		119,400	3,294,039
			8,359,244
Electric Utilities — 0.8%
Barclays Capital, Inc. (American Electric Power Co., Inc.) 12.16% 10/21/21(b)		24,200	2,182,840
RBC Capital Markets LLC (Edison International) 19.07% 10/07/21		44,900	2,540,278
			4,723,118
Equity Real Estate Investment Trusts (REITs) — 0.4%
BMO Capital Markets Corp. (Rayonier, Inc.) 14.29% 09/23/21		30,100	1,101,692
Goldman Sachs & Co. LLC (PotlatchDeltic Corp.) 17.83% 09/23/21		19,200	998,484
			2,100,176
Food Products — 0.9%
Barclays Capital, Inc. (Kraft Heinz Co.) 17.94% 09/30/21		40,400	1,464,687
Credit Suisse Securities (USA) LLC (Danone SA) 17.85% 09/17/21	EUR	49,600	3,411,844
			4,876,531
Health Care Equipment & Supplies — 1.1%
Goldman Sachs & Co. LLC (Medtronic PLC) 8.63% 09/23/21	USD	28,900	3,851,215
Goldman Sachs & Co. LLC (Zimmer Biomet Holdings, Inc.) 15.01% 09/23/21		14,900	2,263,853
			6,115,068
Health Care Providers & Services — 2.0%
BNP Paribas Securities Corporation (Quest Diagnostics, Inc.) 20.34% 10/21/21(b)		15,800	2,361,468
BOFA Securities, Inc. (Cardinal Health, Inc.) 14.60% 09/28/21		23,100	1,198,158
Credit Suisse Securities (USA) LLC (CVS Health Corp.) 13.85% 10/05/21		50,800	4,300,946
SG Americas Securities LLC (Anthem, Inc.) 15.58% 09/16/21		8,900	3,351,383
			11,211,955
Household Products — 0.6%
BNP Paribas Securities Corporation (Kimberly-Clark Corp.) 17.99% 09/16/21		24,800	3,408,132
Industrial Conglomerates — 0.2%
RBC Capital Markets LLC (Siemens AG) 12.36% 09/10/21	EUR	7,100	1,136,862
Insurance — 3.8%
BNP Paribas Securities Corporation (Fidelity National Financial, Inc.) 21.32% 10/15/21(b)	USD	58,200	2,823,864
BNP Paribas Securities Corporation (Prudential Financial, Inc.) 21.05% 10/21/21(b)		34,800	3,701,676
BOFA Securities, Inc. (American International Group, Inc.) 20.37% 09/28/21		115,105	5,779,610
BOFA Securities, Inc. (CNA Financial Corp.) 23.82% 09/28/21		35,400	1,554,675

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Goldman Sachs & Co. LLC (MetLife, Inc.) 20.36% 10/04/21	USD	48,400	$ 2,929,790
HSBC Securities (USA), Inc. (Prudential Financial, Inc.) 12.50% 09/10/21	GBP	98,200	1,931,434
HSBC Securities (USA), Inc. (Swiss Re AG) 17.10% 09/17/21	CHF	22,200	2,019,511
JP Morgan Securities LLC (Arthur J. Gallagher & Co.) 16.96% 10/15/21(b)	USD	6,900	985,941
			21,726,501
IT Services — 0.9%
Barclays Capital, Inc. (Fidelity National Information Services, Inc.) 14.30% 10/05/21		13,400	1,731,769
Citigroup Global Markets, Inc. (Cognizant Technology Solutions Corp.) 13.89% 10/04/21		42,800	3,231,465
			4,963,234
Multiline Retail — 0.4%
JP Morgan Securities LLC (Dollar General Corp.) 19.00% 10/15/21(b)		10,600	2,425,313
Multi-Utilities — 1.6%
Barclays Capital, Inc. (Ameren Corp.) 15.27% 10/15/21(b)		22,200	1,984,902
BMO Capital Markets Corp. (CenterPoint Energy, Inc.) 17.82% 10/07/21		82,300	2,089,044
Credit Suisse Securities (USA) LLC (Consolidated Edison, Inc.) 12.60% 10/05/21		17,000	1,279,985
Goldman Sachs & Co. LLC (Public Service Enterprise Group, Inc.) 14.07% 09/23/21		38,600	2,460,606
RBC Capital Markets LLC (NiSource, Inc.) 11.78% 10/12/21		45,000	1,113,742
			8,928,279
Oil, Gas & Consumable Fuels — 2.1%
Credit Suisse Securities (USA) LLC (BP PLC) 21.50% 09/10/21	GBP	996,400	4,063,786
Goldman Sachs & Co. LLC (ConocoPhillips) 21.35% 10/04/21	USD	35,800	1,998,794
SG Americas Securities LLC (Marathon Petroleum Corp.) 29.40% 09/30/21		65,100	3,793,425
SG Americas Securities LLC (Williams Cos., Inc.) 20.94% 09/30/21		90,500	2,229,956
			12,085,961
Personal Products — 0.6%
TD Securities (USA) LLC (Unilever PLC) 14.08% 10/15/21(b)		64,700	3,694,370
Pharmaceuticals — 3.0%
Credit Suisse Securities (USA) LLC (Bayer AG) 14.75% 09/17/21	EUR	64,900	3,613,630
HSBC Securities (USA), Inc. (AstraZeneca PLC) 14.06% 09/10/21	GBP	33,400	3,892,466
HSBC Securities (USA), Inc. (Sanofi) 11.80% 09/17/21	EUR	41,200	4,261,177
TD Securities (USA) LLC (Pfizer, Inc.) 16.62% 10/12/21	USD	56,500	2,638,266
TD Securities, Inc. (Johnson & Johnson) 9.20% 10/05/21		16,100	2,794,553
			17,200,092
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.1%
BOFA Securities, Inc. (Broadcom, Inc.) 18.58% 09/28/21	USD	1,500	$ 726,364
Software — 0.6%
Credit Suisse Securities (USA) LLC (SS&C Technologies Holdings, Inc.) 13.60% 10/05/21		48,000	3,613,270
Specialty Retail — 0.2%
BNP Paribas Securities Corporation (Ross Stores, Inc.) 20.01% 10/21/21(b)		8,000	956,560
Technology Hardware, Storage & Peripherals — 0.4%
Barclays Capital, Inc. (Samsung Electronics Co. Ltd.) 15.38% 09/17/21		1,500	2,468,690
Textiles, Apparel & Luxury Goods — 0.7%
Barclays Capital, Inc. (Gildan Activewear, Inc.) 18.68% 09/16/21		59,200	2,139,000
RBC Capital Markets LLC (Ralph Lauren Corp.) 21.41% 10/12/21		13,600	1,598,500
			3,737,500
Tobacco — 1.1%
RBC Capital Markets LLC (British American Tobacco PLC) 11.58% 09/10/21	GBP	95,800	3,604,640
TD Securities (USA) LLC (Altria Group, Inc.) 24.18% 09/16/21	USD	60,400	2,917,383
			6,522,023
Wireless Telecommunication Services — 0.8%
HSBC Securities (USA), Inc. (Vodafone Group PLC) 16.80% 09/17/21	GBP	2,715,900	4,454,039
Total Equity-Linked Notes — 34.6% (Cost: $198,748,167)			197,693,145
Total Long-Term Investments — 98.3% (Cost: $506,168,965)			561,766,735
	Shares
Short-Term Securities(d)(e)
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	7,948,209	7,948,209
Total Short-Term Securities — 1.4% (Cost: $7,948,209)		7,948,209
Total Investments — 99.7% (Cost: $514,117,174)		569,714,944
Other Assets Less Liabilities — 0.3%		1,628,558
Net Assets — 100.0%		$ 571,343,502
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,519,628, representing 0.8% of its net assets as of period end, and an original cost of $1,815,300.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 11,867,334	$ —	$ (3,919,125)(a)	$ —	$ —	$ 7,948,209	7,948,209	$ 298	$ —
(a)	Represents net amount purchased (sold).
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 9,402,928	$ 10,004,936	$ —	$ 19,407,864
Automobiles	8,903,157	—	—	8,903,157
Banks	28,249,798	—	—	28,249,798
Beverages	5,413,812	—	—	5,413,812
Biotechnology	—	—	4,519,628	4,519,628
Capital Markets	20,635,922	—	—	20,635,922
Communications Equipment	13,684,200	—	—	13,684,200
Consumer Finance	5,458,089	—	—	5,458,089
Containers & Packaging	3,965,729	—	—	3,965,729
Diversified Financial Services	4,224,926	—	—	4,224,926
Diversified Telecommunication Services	14,839,063	—	—	14,839,063
Electric Utilities	8,334,239	—	—	8,334,239
Equity Real Estate Investment Trusts (REITs)	4,299,240	—	—	4,299,240
Food Products	2,619,208	6,410,276	—	9,029,484
Health Care Equipment & Supplies	10,987,159	—	—	10,987,159
Health Care Providers & Services	23,769,591	—	—	23,769,591
Household Products	6,083,760	—	—	6,083,760
Insurance	31,623,491	7,262,230	—	38,885,721
IT Services	8,835,468	—	—	8,835,468
Machinery	—	4,210,263	—	4,210,263
Multiline Retail	4,128,516	—	—	4,128,516
Multi-Utilities	15,749,864	—	—	15,749,864
Oil, Gas & Consumable Fuels	14,486,355	8,648,573	—	23,134,928
Personal Products	6,213,944	—	—	6,213,944
Pharmaceuticals	9,515,065	20,903,564	—	30,418,629
Semiconductors & Semiconductor Equipment	2,396,552	—	—	2,396,552
Software	6,432,765	—	—	6,432,765
Specialty Retail	1,580,995	—	—	1,580,995
Textiles, Apparel & Luxury Goods	6,857,464	—	—	6,857,464
Tobacco	5,369,989	6,361,856	—	11,731,845
Wireless Telecommunication Services	3,618,409	8,072,566	—	11,690,975
Equity-Linked Notes	—	167,385,052	30,308,093	197,693,145

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock High Equity Income Fund
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 7,948,209	$ —	$ —	$ 7,948,209
	$ 295,627,907	$ 239,259,316	$ 34,827,721	$ 569,714,944
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Equity-Linked Notes	Total
Assets
Opening Balance, as of May 31, 2021	$ 4,445,158	$ 35,447,486	$ 39,892,644
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Net realized gain (loss)	—	(44,594)	(44,594)
Net change in unrealized appreciation (depreciation)(a)	74,470	(181,799)	(107,329)
Purchases	—	30,360,369	30,360,369
Sales	—	(35,273,369)	(35,273,369)
Closing Balance, as of August 31, 2021	$ 4,519,628	$ 30,308,093	$ 34,827,721
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021(a)	$ 74,470	$ (52,276)	$ 22,194

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt